FUND PROFILE

                                                PIMCO Emerging Markets Bond Fund
                                                      Institutional Class Shares
                                                                    May 31, 2002

  This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.


                                                               Logo: PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
     The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?
     The Fund seeks to achieve its investment objective by investing under normal circumstances AT LEAST 80% OF ITS ASSETS IN FIXED INCOME INSTRUMENTS of issuers that economically are tied to countries with emerging securities markets. Such securities may be denominated in non-U.S. currencies and the U.S. dollar. A security is economically tied to an emerging market country if it is principally traded on the country's securities markets, or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country, or has a majority of its assets in the country. The average portfolio duration of this Fund varies based on PIMCO's forecast for interest rates and, under normal market conditions, IS NOT EXPECTED TO EXCEED EIGHT YEARS.

     PIMCO has broad discretion to identify and invest in countries that it considers to qualify as emerging securities markets. However, PIMCO generally considers an emerging securities market to be one located in any country that is defined as an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The Fund emphasizes countries with relatively low gross national product per capita and with the potential for rapid economic growth. PIMCO will select the Fund's country and currency composition based on its evaluation of relative interest rates, inflation rates, exchange rates, monetary and fiscal policies, trade and current account balances, and any other specific factors PIMCO believes to be relevant. The Fund likely will concentrate its investments in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. The Fund may invest in securities whose return is based on the return of an emerging securities market, such as a derivative instrument, rather than investing directly in securities of issuers from emerging markets.

     The Fund may invest substantially all of its assets in high yield securities ("junk bonds") subject to a maximum of 15% of its assets in securities rated below B by Moody's or by S&P or, if unrated, determined by PIMCO to be of comparable quality. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund are:

[] INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

[] CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

[] HIGH YIELD RISK: The Fund invests in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), and may be subject to greater levels of interest rate, credit and liquidity risk than Funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund's ability to sell these securities (liquidity risk).

[] MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

[] ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

[] LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

[] DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

[] ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.

[] FOREIGN INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

[] CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

[] LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

[] MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

[] EMERGING MARKETS RISK: Foreign investment risk may be particularly high to the extent that the Fund invests in emerging market securities of issuers based in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

PIMCO EMERGING MARKETS BOND FUND [] INSTITUTIONAL CLASS SHARES

HOW HAS THE FUND PERFORMED?
     The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart and table show performance of the Fund's Institutional Class shares net of fees. Past performance is no guarantee of future results.

[bar chart]
                           CALENDAR YEAR TOTAL RETURNS

1998    -11.76%
1999     26.58%
2000     14.59%
2001     28.17%

     During the period shown in the bar chart, the highest quarterly return was 13.10% (1st Quarter 2001) and the lowest quarterly return was -21.05% (3rd Quarter 1998). As of March 31, 2002, the Fund's year-to-date return was 7.35%.

AVERAGE ANNUAL TOTAL RETURNS
for the periods ended March 31, 2002
                                                    SINCE
EMERGING MARKETS BOND FUND,            1 YEAR     INCEPTION3
  INSTITUTIONAL CLASS                  31.46%       12.21%
J.P. MORGAN EMERGING MARKETS
   BOND INDEX PLUS1                     3.64%        5.76%
LIPPER EMERGING MARKET DEPT
   FUND AVG2                           16.39%        4.65%

     1 The J.P. Morgan Emerging Markets Bond Index Plus is an unmanaged index which tracks the total returns for external-currency denominated debt instruments of emerging markets. It is not possible to invest directly in the index.

     2 The Lipper Emerging Market Debt Fund Average is a total return performance average of Funds tracked by Lipper, Inc. that seek either current income or total return by investing at least 65% of total assets in emerging market debt securities. It does not take into account sales charges.

     3 The Fund began operations on 7/31/97.


WHAT ARE THE FUND'S FEES AND EXPENSES?
     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE                                   0.45%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES       NONE
OTHER EXPENSES1                                0.48%
TOTAL ANNUAL FUND OPERATING EXPENSES           0.93%

     1 Other Expenses reflect an Administrative Fee of 0.40% and interest expense. Total Annual Fund Operating Expenses excluding interest expense is 0.85%. Interest expense is generally incurred as a result of investment management activities.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                    1 YEAR    3 YEARS  5 YEARS  10 YEARS
   EMERGING MARKETS BOND FUND,
     INSTITUTIONAL CLASS              $95       $296     $515     $1,143

WHO IS THE FUND'S INVESTMENT ADVISER?
     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $253.7 billion in assets under management as of March 31, 2002. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     The Fund's portfolio is managed by Mohamed A. El-Erian. Mr. El-Erian is a Managing Director of PIMCO. He joined PIMCO as a Portfolio Manager in 1999, and has been involved with emerging markets and international investments since 1983. He has managed the Emerging Markets Bond Fund since August 1999.

                                                             (Continued on back)

                  PIMCO EMERGING MARKETS BOND FUND [] INSTITUTIONAL CLASS SHARES

HOW DO I BUY FUND SHARES?
     The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

[] Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

[] Exchanging Administrative Class shares in any amount from another PIMCO Funds account.

[] Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?
     You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

[]   Sending a written request by mail to PIMCO Funds.

[] Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

[]   By sending a fax to our Shareholder Services department at 1-949-725-6830.

[]   By sending an email to shareholder.services@pimco.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?
     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

[] The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

[] Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

vInformation about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.

Logo: PIMCO FUNDS

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com


PIMCO EMERGING MARKETS BOND FUND [] INSTITUTIONAL CLASS SHARES

                                                                    FUND PROFILE

                                                    PIMCO Real Return Asset Fund
                                                      Institutional Class Shares
                                                                    May 31, 2002

  This profile summarizes key information about the Fund that is included in the Fund's Prospectus. The Fund's Prospectus includes additional information about the Fund, including a more detailed description of the risks associated with investing in the Fund that you may want to consider before you invest. You may obtain the Prospectus and other information about the Fund at no cost by calling us at 1-800-927-4648, visiting our Web site at www.pimco.com, or by contacting your financial intermediary.



                                                               Logo: PIMCO FUNDS

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
     The Fund seeks maximum real return, consistent with prudent investment management.

WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?
     The Fund seeks its investment objective by investing under normal circumstances AT LEAST 65% OF ITS ASSETS IN INFLATION-INDEXED BONDS of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. INFLATION-INDEXED BONDS are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "REAL RETURN"equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure.

     DURATION is a measure of the expected life of a fixed income security that is used to determine the sensitivity of the security's price to changes in interest rates. Because of the unique features of inflation-indexed bonds, PIMCO uses a modified form of duration for the Fund ("REAL DURATION") which measures price changes as a result of changes in "real" interest rates. A "real" interest rate is the market interest rate minus expected inflation. The average portfolio duration of this Fund normally varies within three years (plus or minus) of the duration of the Lehman U.S. Treasury Inflation Notes 10+ Years Index, which as of February 15, 2002 was 10.2 years.

     The Fund invests primarily in investment grade securities, but may invest up to 20% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The Fund also may invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified Fund.

     The Fund may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may lend its portfolio securities to brokers, dealers and other financial institutions to earn income. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buybacks or dollar rolls).

     Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its past fiscal year. You may obtain these reports at no cost by calling us at 1-800-927-4648.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
     YOU COULD LOSE MONEY ON AN INVESTMENT IN THE FUND. The principal risks of investing in the Fund are:

[] INTEREST RATE RISK: As interest rates rise, the value of fixed income securities in the Fund's portfolio is likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates.

[] CREDIT RISK: The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations.

[] MARKET RISK: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries.

[] ISSUER RISK: The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

[] DERIVATIVES RISK: When the Fund invests in a derivative instrument, it could lose more than the principal amount invested. Derivatives are subject to a number of risks, such as liquidity, interest rate, market, credit and management risk. They also involve the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index.

[] LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

[] ISSUER NON-DIVERSIFICATION RISK: Focusing investments in a small number of issuers, industries or foreign currencies increases risk. Because the Fund is non-diversified, it may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be.


PIMCO REAL RETURN ASSET FUND [] INSTITUTIONAL CLASS SHARES

[] FOREIGN INVESTMENT RISK: When the Fund invests in foreign securities, it may experience more rapid and extreme changes in value than if it invested exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small. Reporting, accounting and auditing standards of foreign countries differ from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country.

[] CURRENCY RISK: When the Fund invests in securities denominated in foreign currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for reasons such as changes in interest rates, government intervention or political developments. As a result, the Fund's investments in foreign currency-denominated securities may reduce the returns of the Fund.

[] LEVERAGING RISK: The Fund may engage in transactions that give rise to a form of leverage. Leverage may cause the Fund to sell holdings when it may not be advantageous to do so. Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged.

[] MANAGEMENT RISK: There is no guarantee that the investment techniques and risk analyses applied by PIMCO will produce the desired results.

[] MORTGAGE RISK: Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. When interest rates decline, borrowers pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

HOW HAS THE FUND PERFORMED?
     The Fund does not have a full calendar year of performance. Thus, no bar chart or annual returns table is included for the Fund.

WHAT ARE THE FUND'S FEES AND EXPENSES?
     These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Fund:

    SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      NONE
    ANNUAL FUND OPERATING EXPENSES
    (expenses that are deducted from Fund assets, shown as a percentage of average daily net assets)
ADVISORY FEE                                   0.50%
DISTRIBUTION (12B-1) AND/OR SERVICE FEES       NONE
OTHER EXPENSES1                                1.62%
TOTAL ANNUAL FUND OPERATING EXPENSES           2.12%
EXPENSE REDUCTION2                            (1.37)%
NET FUND OPERATING EXPENSES                    0.75%

     1 Other expenses, which are based on the amounts for the initial fiscal year of the class, reflect an Administrative Fee of 0.25% and organizational expenses representing the Fund's organizational expenses as attributed to the class and pro rata Trustee fees.

     2 PIMCO has contractually agreed, for the Fund's current fiscal year, to reduce Total Annual Fund Operating Expenses to the extent they would exceed, due to payment of organizational expenses, 0.75% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

     EXAMPLE: The Example is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes a 5% return each year, the reinvestment of all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

                                          1 YEAR    3 YEARS
   REAL RETURN ASSET FUND,
     INSTITUTIONAL CLASS                    $77      $531


                                                             (Continued on back)

                      PIMCO REAL RETURN ASSET FUND [] INSTITUTIONAL CLASS SHARES

WHO IS THE FUND'S INVESTMENT ADVISER?
     Pacific Investment Management Company LLC ("PIMCO"), a subsidiary of Allianz Dresdner Asset Management of America L.P., serves as investment adviser to the Fund. PIMCO is an investment management company founded in 1971, and had over $253.7 billion in assets under management as of March 31, 2002. PIMCO manages the investment and reinvestment of the assets of the Fund and is responsible for placing orders for the purchase and sale of the Fund's investments. PIMCO is located at 840 Newport Center Drive, Newport Beach, CA 92660.

     The Fund's portfolio is managed by John Brynjolfsson. Mr. Brynjolfsson is an Executive Vice President of PIMCO. He joined PIMCO as a Portfolio Manager in 1989, and has managed fixed income accounts for various institutional clients and funds since 1992.

HOW DO I BUY FUND SHARES?
     The minimum initial investment to open an account directly with the Fund is $5 million. The minimum initial investment for a registered investment adviser purchasing Institutional Class shares for its clients through omnibus accounts is $250,000. You may purchase Fund shares in one of the following ways:

[] Opening an account by completing and signing a Client Registration Application, mailing it to us at the address shown below, and wiring funds. Wiring instructions can be obtained by calling us at 1-800-927-4648.

[] Exchanging Institutional Class shares in any amount from another PIMCO Funds account.

[] Additional purchases in any amount can be made by calling us at 1-800-927-4648 and wiring funds.

HOW DO I SELL (REDEEM) FUND SHARES?
     You may sell (redeem) all or part of your Fund shares on any business day. You may sell by:

[]   Sending a written request by mail to PIMCO Funds.

[] Telephone us at 1-800-927-4648 and a Shareholder Services associate will assist you.

[]   By sending a fax to our Shareholder Services department at 1-949-725-6830.

[]   By sending an email to shareholder.services@pimco.com.

HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?
     The Fund pays dividends to shareholders monthly and pays realized capital gains, if any, annually. Dividend and capital gain distributions will be reinvested in additional shares of the Fund unless you elect to have them paid in cash. A shareholder may elect to have distributions paid in cash on the Client Registration Application or by submitting a written request. Distributions may be taxable as ordinary income, capital gains, or a combination of the two. The rate you pay on capital gains distributions may vary depending on how long the Fund held the securities that generated the gains. The Fund will advise shareholders annually of the amount and nature of the dividends paid to them.

     Investors should carefully consider the possible tax consequences from investing in the Fund. Periodic adjustments for inflation to the principal value of inflation-indexed bonds held by the Fund may give rise to original issue discount, which would be included in the Fund's gross income. Accordingly, the Fund may be required to make annual distributions to shareholders in excess of the cash received by the Fund. Also, if the principal value of an inflation-indexed bond is adjusted downward, amounts previously distributed in the taxable year may be characterized in some circumstances as a return of capital.

     Shareholders should also bear in mind that the sale or exchange of shares may give rise to a taxable event.


WHAT OTHER SERVICES ARE AVAILABLE FROM THE FUND?

    The Fund and PIMCO's Shareholder Services offer several programs to investors:

[] The ability to exchange shares of the Fund for the same class of shares of any other PIMCO Fund.

[] Account and Fund information is available 24 hours every day through Infolink, PIMCO Funds' audio response system, by calling 1-800-987-4626.

[] Information about PIMCO Funds can be obtained on PIMCO's Institutional Web site at www.pimco.com.


Logo:PIMCO FUNDS

840 Newport Center Drive, Suite 300
Newport Beach, CA 92660

Phone: 1-800-927-4648
Fax: 1-949-725-6830
PIMCO Infolink Audio Response Network:
1-800-987-4626
Web Site: www.pimco.com


PIMCO REAL RETURN ASSET FUND [] INSTITUTIONAL CLASS SHARES